Earnings per share and dividends per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to ZTO Express (Cayman) Inc.	$ 485,632	¥ 3,159,663	¥ 2,053,855	¥ 1,331,755
Change in redemption value for redeemable preferred shares | ¥			(133,568)	(28,775)
Earnings attributable to participating securities-basic | ¥			(71,819)	(12,157)
Earnings attributable to participating securities-diluted | ¥			(71,819)	(12,157)
Net income attributable to ordinary shareholders in computing basic and diluted earnings per share | ¥		3,159,663	1,848,468	1,290,823
Net income attributable to ordinary shareholders in computing basic and diluted earnings per share | ¥		¥ 3,159,663	¥ 1,848,468	¥ 1,290,823
Shares (Denominator):
Weight average ordinary shares outstanding-basic	717,138,526	717,138,526	634,581,307	599,373,273
Shares for option	49,054	49,054
Shares for Ordinary Share Units and restricted share units	411,982	411,982
Weight average ordinary shares outstanding-diluted	717,599,562	717,599,562	634,581,307	599,373,273
Earnings per share-basic | (per share)	$ 0.68	¥ 4.41	¥ 2.91	¥ 2.15
Earnings per share-diluted | (per share)	$ 0.68	¥ 4.40	¥ 2.91	¥ 2.15
Number of unissued non-contingent ordinary shares relating to acquisitions that have been included in the calculations of earnings per share (in shares)				13,226,525
Number of contingently convertible share units issued that have been excluded from the calculations of earnings per share (in shares)				584,000
Convertible preferred shares conversion ratio				0.1667
Zto Es Holding Limited ("ZTO ES")
Shares (Denominator):
Number of shares considered issued to related party but not outstanding	10,841,836	10,841,836	10,841,836
Series A convertible redeemable preferred shares
Shares (Denominator):
Anti-dilutive securities excluded from the calculation of diluted net loss per share				30,079,918
Options
Shares (Denominator):
Anti-dilutive securities excluded from the calculation of diluted net loss per share			300,000